Details of Significant Accounts - Revenue - Contract liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Contract assets:
Unbilled revenue	$ 1,512		$ 3,660
Contract liabilities:
Advance sales receipts	15,976		$ 13,024
Revenue recognized that was included in the contract liability balance at the beginning of the period : Advance sales receipts	$ 9,763	$ 7,104